Other investments (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other investments
Impairments and downward adjustments	SFr (25)		SFr (25)
Impairments and downward adjustments, Annual Amount			(17)	SFr (1)
Upward adjustments	147		147
Upward adjustments, Annual Amount			137	11
Other Revenue, Other Investments			769	1,141	SFr 337
Pfandbriefbank [Member]
Other investments
Other Revenue, Other Investments			134
Allfunds Group [Member] | Related Party Transaction, Combination of fund platform InvestLab and Allfunds Group [Member]
Other investments
Other Revenue, Other Investments	127	SFr 268		327
Bank
Other investments
Impairments and downward adjustments	(25)		(25)
Impairments and downward adjustments, Annual Amount			(17)	(1)
Upward adjustments	SFr 147		147
Upward adjustments, Annual Amount			137	11
Other Revenue, Other Investments			SFr 769	SFr 1,142	SFr 335